Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 7.1%
Diversified Telecommunication Services — 2.1%
Deutsche Telekom AG, Registered Shares	3,832,624	$128,580,549 (a)
Entertainment — 3.8%
Sea Ltd., ADR	1,192,350	145,216,307 *
Spotify Technology SA	164,655	90,321,500 *
Total Entertainment		235,537,807
Media — 1.2%
Publicis Groupe SA	728,494	77,476,765 (a)

Total Communication Services		441,595,121
Consumer Discretionary — 13.9%
Automobiles — 1.5%
Ferrari NV	222,870	95,618,933 (a)
Broadline Retail — 0.9%
Dollarama Inc.	585,110	55,368,754
Hotels, Restaurants & Leisure — 1.6%
Compass Group PLC	2,883,840	99,360,958 (a)
Household Durables — 2.6%
Sony Group Corp.	7,521,997	166,005,530 (a)
Specialty Retail — 3.1%
Industria de Diseno Textil SA	3,530,720	191,649,637 (a)
Textiles, Apparel & Luxury Goods — 4.2%
Asics Corp.	2,337,357	52,100,025 (a)
Hermes International SCA	30,561	85,957,697 (a)
LVMH Moet Hennessy Louis Vuitton SE	167,165	122,265,248 (a)
Total Textiles, Apparel & Luxury Goods		260,322,970

Total Consumer Discretionary		868,326,782
Consumer Staples — 7.2%
Consumer Staples Distribution & Retail — 1.5%
Loblaw Cos. Ltd.	689,732	86,364,213
Marks & Spencer Group PLC	1,862,300	7,714,774 (a)
Total Consumer Staples Distribution & Retail		94,078,987
Food Products — 1.9%
Danone SA	1,745,820	122,285,897 (a)
Personal Care Products — 3.8%
L’Oreal SA	278,110	103,187,756 (a)
Puig Brands SA, Class B Shares	1,292,405	25,807,536 *(a)
Unilever PLC	1,860,682	106,574,365 (a)
Total Personal Care Products		235,569,657

Total Consumer Staples		451,934,541
Financials — 16.8%
Banks — 7.7%
Banco Bilbao Vizcaya Argentaria SA	8,596,496	97,870,716 (a)
HDFC Bank Ltd.	2,960,586	57,948,673 (a)
HDFC Bank Ltd., ADR	534,569	32,416,264
Intesa Sanpaolo SpA	29,467,330	127,544,375 (a)
Lloyds Banking Group PLC	136,903,893	105,260,709 (a)
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Mitsubishi UFJ Financial Group Inc.	5,089,970	$64,369,780 (a)
Total Banks		485,410,517
Capital Markets — 7.2%
3i Group PLC	1,225,773	58,890,260 (a)
Deutsche Boerse AG	479,113	118,359,071 (a)
EQT AB	2,135,435	69,723,138 (a)
London Stock Exchange Group PLC	1,354,296	201,530,131 (a)
Total Capital Markets		448,502,600
Financial Services — 0.5%
Adyen NV	19,106	30,839,317 *(a)
Insurance — 1.4%
Tokio Marine Holdings Inc.	2,643,920	87,205,393 (a)

Total Financials		1,051,957,827
Health Care — 15.5%
Biotechnology — 3.3%
Argenx SE, ADR	201,603	132,076,173 *
Zai Lab Ltd., ADR	1,146,338	31,168,930 *
Zealand Pharma A/S	441,436	44,857,147 *(a)
Total Biotechnology		208,102,250
Health Care Equipment & Supplies — 5.4%
Alcon AG	441,790	40,315,056 (a)
Hoya Corp.	885,439	118,902,033 (a)
Olympus Corp.	4,150,091	62,981,784 (a)
Straumann Holding AG, Registered Shares	364,011	51,622,456 (a)
Terumo Corp.	3,254,790	61,105,128 (a)
Total Health Care Equipment & Supplies		334,926,457
Pharmaceuticals — 6.8%
AstraZeneca PLC	1,057,983	148,515,035 (a)
Haleon PLC	7,893,307	36,792,406 (a)
Novo Nordisk A/S, Class B Shares	2,459,438	207,637,243 (a)
UCB SA	180,463	35,109,671 (a)
Total Pharmaceuticals		428,054,355

Total Health Care		971,083,062
Industrials — 16.9%
Aerospace & Defense — 1.3%
Safran SA	323,852	80,281,747 (a)
Building Products — 0.9%
Trane Technologies PLC	156,502	56,771,100
Commercial Services & Supplies — 1.8%
Brambles Ltd.	7,107,655	86,859,046 (a)
Rentokil Initial PLC	5,465,224	26,766,197 (a)
Total Commercial Services & Supplies		113,625,243
Electrical Equipment — 4.1%
ABB Ltd., Registered Shares	1,636,174	89,093,574 (a)
Fujikura Ltd.	1,172,222	47,179,917 (a)
Schneider Electric SE	484,416	122,859,905 (a)
Total Electrical Equipment		259,133,396
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2025 Quarterly Report

 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Ground Transportation — 2.1%
	Canadian Pacific Kansas City Ltd.	1,629,695	$129,514,413
Machinery — 1.5%
	Atlas Copco AB, Class A Shares	5,765,397	96,315,404 (a)
Professional Services — 4.8%
	Bureau Veritas SA	1,338,107	41,818,059 (a)
	RELX PLC	3,006,515	149,292,966 (a)
	Thomson Reuters Corp.	643,722	108,175,061
Total Professional Services			299,286,086
Trading Companies & Distributors — 0.4%
	MonotaRO Co. Ltd.	1,476,080	25,430,819 (a)

Total Industrials			1,060,358,208
Information Technology — 17.1%
Electronic Equipment, Instruments & Components — 1.7%
	Keyence Corp.	248,604	107,075,934 (a)
IT Services — 3.0%
	Nomura Research Institute Ltd.	1,544,493	52,184,161 (a)
	Shopify Inc., Class A Shares	1,155,234	134,931,331 *
Total IT Services			187,115,492
Semiconductors & Semiconductor Equipment — 6.0%
	ASML Holding NV	191,263	141,489,259 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,053,823	101,915,548 (a)
	Tokyo Electron Ltd.	793,175	133,795,931 (a)
Total Semiconductors & Semiconductor Equipment			377,200,738
Software — 5.8%
	Check Point Software Technologies Ltd.	292,005	63,662,930 *
	SAP SE	934,487	257,520,562 (a)
	Xero Ltd.	346,803	39,034,431 *(a)
Total Software			360,217,923
Technology Hardware, Storage & Peripherals — 0.6%
	Lenovo Group Ltd.	31,468,607	37,952,681 (a)

Total Information Technology			1,069,562,768
Materials — 4.6%
Chemicals — 2.8%
	Givaudan SA, Registered Shares	16,932	74,123,397
	Linde PLC	201,173	89,747,299
	Nippon Sanso Holdings Corp.	391,575	11,089,616 (a)
Total Chemicals			174,960,312
Construction Materials — 1.8%
	CRH PLC	1,147,639	113,650,690

Total Materials			288,611,002
Total Investments before Short-Term Investments (Cost — $4,660,549,234)			6,203,429,311
	Rate
Short-Term Investments — 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	29,490,018	29,490,018 (b)
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge International Growth Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	29,490,018	$29,490,018 (b)(c)

Total Short-Term Investments (Cost — $58,980,036)			58,980,036
Total Investments — 100.0% (Cost — $4,719,529,270)			6,262,409,347
Other Assets in Excess of Liabilities — 0.0%††			30,372
Total Net Assets — 100.0%			$6,262,439,719

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $29,490,018 and the cost was $29,490,018 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge International Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Fund currently operates as a diversified fund. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge International Growth Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$235,537,807	$206,057,314	—	$441,595,121
Consumer Discretionary	55,368,754	812,958,028	—	868,326,782
Consumer Staples	86,364,213	365,570,328	—	451,934,541
Financials	32,416,264	1,019,541,563	—	1,051,957,827
Health Care	163,245,103	807,837,959	—	971,083,062
Industrials	294,460,574	765,897,634	—	1,060,358,208
Information Technology	198,594,261	870,968,507	—	1,069,562,768
Materials	277,521,386	11,089,616	—	288,611,002
Total Long-Term Investments	1,343,508,362	4,859,920,949	—	6,203,429,311
Short-Term Investments†	58,980,036	—	—	58,980,036
Total Investments	$1,402,488,398	$4,859,920,949	—	$6,262,409,347

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,603,385	$207,136,646	207,136,646	$187,250,013	187,250,013

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$470,688	—	$29,490,018

ClearBridge International Growth Fund 2025 Quarterly Report